BALANCE SHEETS - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 2,167,777	$ 2,174,625	$ 3,482,327
Prepaid expenses and other current assets	268,329	537,959	584,919
Total Current Assets	2,436,106	2,712,584	4,067,246
PROPERTY AND EQUIPMENT - NET	2,351,946	1,800,769	1,176,749
OTHER ASSETS
Intangible assets - net	929,481	938,239	605,775
Operating Lease - Right of Use - Building	885,094
TOTAL OTHER ASSETS	1,814,575	938,239	605,775
TOTAL ASSETS	6,602,627	5,451,592	5,849,770
CURRENT LIABILITIES
Accounts payable	111,690	150,741	54,208
Current portion of equipment purchase	516,054	178,482	493,597
Accounts payable and accrued expenses - related parties	38,025	13,824	8,770
Deferred lease liability	33,858	51,148
Operating lease liability	141,552
Accrued expenses	30,509	1,155	92,186
TOTAL CURRENT LIABILITIES	871,688	395,350	648,761
LONG TERM LIABILITIES
Deferred lease liability	141,076	149,180
Operating lease liability	743,542
Long term portion of equipment purchase	86,009		184,294
TOTAL LONG TERM LIABILITIES	970,627	149,180	184,294
TOTAL LIABILITIES	1,842,315	544,530	833,055
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 authorized, no shares issued or outstanding
Common stock $0.001 par value, 250,000,000 authorized, 85,111,715, 79,176,330 and 74,068,259 issued and outstanding at September 30, 2019, December 31, 2018 and December 31, 2017	85,112	79,177	74,068
Additional paid-in-capital	67,447,988	62,356,854	56,698,658
Accumulated deficit	(62,772,788)	(57,528,969)	(51,756,011)
TOTAL STOCKHOLDERS' EQUITY	4,760,312	4,907,062	5,016,715
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,602,627	$ 5,451,592	$ 5,849,770